Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue.
Schedule of collaboration revenue

	Nine month period
	ended September 30,

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	2,858	161
Yarrow collaboration revenue	357	954
	3,215	1,115